CVC - ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Activity related to the allowance for doubtful accounts
Beginning balance	$ 13,420	$ 11,677	$ 1,051	$ 11,677	$ 1,051
Provision for Bad Debt	$ 13,500	$ 15,694		74,183	53,249
Deductions/Write-Offs and Other Charges				(72,440)	(42,623)
Ending balance				$ 13,420	11,677	$ 1,051
Cablevision Systems Corporation And Subsidiaries
Activity related to the allowance for doubtful accounts
Beginning balance			6,039		$ 6,039	12,112
Provision for Bad Debt			13,240			35,802
Deductions/Write-Offs and Other Charges			(12,378)			(41,875)
Ending balance			$ 6,901			$ 6,039